1. Operations (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operations Details Narrative
Carrying amount of intangible assets	R$ 4,345	R$ 4,345
Concession agreements	51	54
Program and service contracts	287	281
Concession agreements that will expire	32
Period of expiration	2018 to 2030
Carrying amount of the underlying assets	R$ 1,577,787
Carrying amount of the underlying asset	R$ 6,205,337
Gross revenue concentrated in the municipality of São Paulo	55.38%	55.46%	51.79%
Intangible assets concentrated in the municipality of São Paulo	46.92%	46.57%
Gross revenue	R$ 294,658	R$ 280,689	R$ 269,530
Intangible assets	R$ 310,577	R$ 303,540
Participation in intangible assets	18.54%
Gross revenues	10.26%